share-based compensation - Weighted average assumptions used (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 Y $ / shares	Jun. 30, 2021 Y $ / shares	Jun. 30, 2021 Y $ / shares
TELUS Corporation share options
share-based compensation
Share option award fair value (per share option)	$ 0.95	$ 0.93
Risk free interest rate	0.80%	0.79%	0.79%
Expected lives(1) (years) | Y	4.25	4.25	4.25
Expected volatility	12.60%	12.50%	12.50%
Dividend yield	4.80%	4.80%	4.80%
TELUS Corporation share options | Maximum
share-based compensation
Exercise period		7 years	7 years
TELUS International (Cda) Inc. share options
share-based compensation
Share option award fair value (per share option)			$ 5.34
Risk free interest rate		0.73%	0.73%
Expected lives(1) (years)		6.5	6.5
Expected volatility		19.30%	19.30%